Schedule of trade payables, net (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Trade payables	R$ 62	R$ 11,424
Product Suppliers [Member]
IfrsStatementLineItems [Line Items]
Trade payables	9,591	10,907
Service Suppliers [Member]
IfrsStatementLineItems [Line Items]
Trade payables	870	904
Bonuses From Vendors [Member]
IfrsStatementLineItems [Line Items]
Trade payables	R$ (383)	R$ (387)